SHAREHOLDERS' EQUITY - Treasury shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
SHAREHOLDERS' EQUITY
Quantity	12,042,044	12,042,044	13,842,004
Average cost per share	R$ 18.13	R$ 18.13	R$ 17.42
Historical value	R$ 218,265	R$ 218,265	R$ 241,088
Market value	R$ 458,560	R$ 477,827	R$ 258,797
Quantity, Sale	(1,800,000)
Average cost per share, Sale	R$ 12.68
Historical value, Sale	R$ (22,823)
Market value, Sale	R$ (66,636)